Basis of preparation (Details)	9 Months Ended
	Sep. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Oct. 30, 2025 EUR (€)	Oct. 30, 2025 USD ($)	Oct. 20, 2025 EUR (€)	Oct. 20, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Common Table Line Items [Line Items]
Other reserves	€ (24,500,000)							€ (14,900,000)
Translation reserve	€ 102,000,000.0							135,300,000
Description of nature of impending change in accounting policy	Recently issued and not yet adopted accounting pronouncements under IFRSIFRS 18On April 9, 2024, the IASB issued IFRS 18 'Presentation and Disclosure in Financial Statements' ("IFRS 18"). IFRS 18 replaces IAS 1 'Presentation of Financial Statements'. IFRS 18 introduces a number of changes to the structure of the Statement of Profit or Loss, more transparency in the presentation of management's own performance measures and more granularity in reporting of financial information. The main impacts of IFRS 18 include:• Improved comparability in the Statement of Profit or Loss by introducing a set of clearly defined categories based on main business activities (i.e. operating, investing and financing);• Requiring disclosure about management-defined performance measures; and• Adding new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is assessing the full impact of the standard.Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7On May 30, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:• Clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;• Clarify and add further guidance for assessing whether a financial asset meets the 'solely payments of principal and interest' (SPPI) criterion;• Add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and• Update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	€ (28,700,000)							€ (19,900,000)
Revolving Credit Facility (new)
Common Table Line Items [Line Items]
Line of credit facility, maximum borrowing capacity	175
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount	553,200,000		€ 880		€ 553.2
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 584,700,000			$ 620		$ 679	$ 686,100,000
Interest rate	2.50%		250.00%	250.00%			2.50%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses transferred to the carrying value of inventory	€ 3,800,000	€ 9,700,000